Deferred Expenses - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts [line items]
Deferred cost of reinsurance	€ 651	€ 766
Insurance and investment contracts [member]
Disclosure Of Deferred Acquisition Costs Arising From Insurance Contracts [line items]
Deferred cost of reinsurance		115
Insurance contracts that are assets		€ 480